CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 2,697,000	$ 643,000	$ 182,000
Accounts receivable, net of allowance for doubtful accounts of $126 at December 31, 2021 and 2020		46,000	24,000
Accounts receivable, net of allowance for doubtful accounts of $48 and $126 at September 30, 2022 and December 31, 2021, respectively	29,000	46,000
Inventory, net of reserves of $785 and $758 at December 31, 2021 and 2020, respectively	596,000	571,000	605,000
Other current assets	169,000	377,000	85,000
Total current assets	3,491,000	1,637,000	896,000
Non-Current Assets:
Property and equipment, net	42,000	14,000	1,000
Operating lease right-of-use asset, net of amortization	321,000	372,000	453,000
Other assets	17,000	17,000	0
Total non-current assets	380,000	403,000	454,000
TOTAL ASSETS	3,871,000	2,040,000	1,350,000
Current Liabilities:
Accounts payable	2,217,000	2,362,000	2,419,000
Accounts payable, related parties	60,000	87,000	116,000
Accrued liabilities	1,050,000	1,768,000	2,995,000
Deferred revenue	509,000	337,000	42,000
Current portion of lease liability	76,000	67,000	56,000
Current portion of long-term debt	32,000	88,000	28,000
Notes payable in default		0	328,000
Current portion of long-term debt, related parties	497,000	0
Notes payable in default, related parties		0	1,000
Short-term notes payable	90,000	48,000	45,000
Short-term notes payable, related parties	17,000	40,000
Short-term notes payable, related parties		40,000	51,000
Convertible notes payable in default	0	161,000	1,930,000
Convertible notes payable in default	579,000	736,000	0
Derivative liability	19,000	0
Short-term convertible notes payable		736,000	951,000
Total current liabilities	5,146,000	5,694,000	8,962,000
Long-term lease liabilities	267,000	325,000	392,000
Long-Term Liabilities
Warrants, at fair value		0	2,203,000
Derivative liability	0	32,000	25,000
Long-term convertible debt	1,017,000	820,000
Long-term debt	0	22,000
Long-term convertible debt	590,000	820,000	23,000
Long-term debt, related parties	92,000	592,000	600,000
Long-term debt		22,000	0
Total long-term liabilities	1,376,000	1,791,000	3,243,000
Total liabilities	6,522,000	7,485,000	12,205,000
Common stock, $.001 par value; 500,000 shares authorized, 27,583 and 13,673 shares issued and outstanding as of September 30, 2022 and December 31, 2021, respectively	3,432,000	3,403,000	3,403,000
Treasury stock at cost	(132,000)	(132,000)	(132,000)
STOCKHOLDERS' DEFICIT:
Additional paid-in capital	136,366,000	126,800,000	123,109,000
Accumulated deficit	(145,502,000)	(142,387,000)	(139,956,000)
Total stockholders deficit	(2,651,000)	(5,445,000)	(10,855,000)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	3,871,000	2,040,000	1,350,000
Preferred Stock Value	105,000	105,000
Series C Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value		105,000	105,000
Series C1 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value		170,000	170,000
Series C2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value		531,000	531,000
Series D Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value		276,000	276,000
Series E Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value		1,639,000	1,639,000
Series F Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value		1,187,000	0
Series F-2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	1,000	2,963,000	0
Series G Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value		0	$ 0
Series F2 Convertible Preferred Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	489,000	2,963,000
Series G Convertible Preferred Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	0	0
Series C1 Convertible Preferred Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	170,000	170,000
Series C2 Convertible Preferred Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	531,000	531,000
Series D Convertible Preferred Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	159,000	276,000
Series E Convertible Preferred Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	839,000	1,639,000
Series F Convertible Preferred Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	$ 892,000	$ 1,187,000